Note 24 - Provisions (Tables)	12 Months Ended
Jun. 30, 2023
Statement Line Items [Line Items]
Provisions [Text Block]
	As at June 30
(US dollars in thousands)	2023	2022	2021
Current provisions
Employee entitlements	502	635	1,802
Fiscal	1,174
Litigation	-	-	485
Warranty	102	116	209
Remediation	-	353	306
Total current provisions	1,778	1,104	2,802

Non-current provisions
Employee entitlements	76	57	165
Total non-current provisions	76	57	165

Total provisions	1,854	1,161	2,967

Disclosure of other provisions [text block]
(US dollars in thousands)	Employee Entitlements	Remediation	Fiscal	Litigation	Warranty	Total
At June 30, 2021	1,967	306	-	485	210	2,967
Foreign exchange	(165)	(37)	-	-	(18)	(221)
Charged/(credited) to profit or loss:		-
Additional provisions	1,312	84	-		103	1,500
Reverse unused provisions	(35)	-	-	(100)	(142)	(277)
Disposals and transfers to AHFS	(1,200)					(1,200)
Unwinding of discount	6	-	-	-	-	6
Provisions utilized	(1,192)	-	-	(385)	(37)	(1,614)
At June 30, 2022	692	353	-	-	116	1,161
Foreign exchange	(27)	8	-	-	(4)	(23)
Charged/(credited) to profit or loss:	-	-	1,174	-	-	1,174
Reverse unused provisions	(1)	(361)	-	-	(10)	(372)
Provisions utilized	(86)	-	-	-	-	(86)
At June 30, 2023	578	-	1,174	-	102	1,854